FINANCIAL INSTRUMENTS FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Available-for-sale Securities	$ 14,221
Equity Securities, FV-NI	101,337
Swap contracts, long term receivables, fair value disclosure	2,597
Assets, Fair Value Disclosure	118,155
Floating Rate NOK Bonds due 2020	60,368
Floating rate NOK bonds due 2023	70,562
Floating Rate NOK Bonds due 2024	82,014
Fair value of convertible bonds due 2021	213,822
Fair value of convertible bonds due 2023	149,819
Swap Contracts, Short Term Payable, Fair Value Disclosure	4,390
Swap contracts, long term payables, fair value disclosure	16,713
Financial and Nonfinancial Liabilities, Fair Value Disclosure	597,688
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Available-for-sale Securities	14,221
Equity Securities, FV-NI	101,337
Assets, Fair Value Disclosure	115,558
Floating Rate NOK Bonds due 2020	60,368
Floating rate NOK bonds due 2023	70,562
Floating Rate NOK Bonds due 2024	82,014
Fair value of convertible bonds due 2021	213,822
Fair value of convertible bonds due 2023	149,819
Financial and Nonfinancial Liabilities, Fair Value Disclosure	576,585
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Assets, Fair Value Disclosure
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Swap contracts, long term receivables, fair value disclosure	2,597
Assets, Fair Value Disclosure	2,597
Swap Contracts, Short Term Payable, Fair Value Disclosure	4,390
Swap contracts, long term payables, fair value disclosure	16,713
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 21,103
Senior Unsecured Convertible Bonds due 2021 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Senior Unsecured Convertible Bonds due 2023 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Reported Value Measurement [Member]
Derivative [Line Items]
Equity Securities, FV-NI	$ 101,337	$ 73,929
Swap contracts short term receivables fair value disclosure	0	5,279
Swap contracts, long term receivables, fair value disclosure	2,597	10,633
Swap contracts, long term payables, fair value disclosure	$ 16,713	$ 16,213
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Derivative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.75%
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2023 [Member]
Derivative [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%